Victory Pioneer Core Equity Fund Expense Example - Victory Pioneer Core Equity Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 658
Expense Example, with Redemption, 3 Years	835
Expense Example, with Redemption, 5 Years	1,028
Expense Example, with Redemption, 10 Years	1,584
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	522
Expense Example, with Redemption, 5 Years	904
Expense Example, with Redemption, 10 Years	1,660
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	$ 835